UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • September 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$280	12 Month USD LIBOR + 1.727%	3.196%	11/01/36	$292,663
636	12 Month USD LIBOR + 1.905%	3.328	10/01/36	674,256
2,873	12 Month USD LIBOR + 1.811%	3.513	06/01/43	3,011,426
1,179	Federal National Mortgage Association, Conventional Pool:, 12 Month USD LIBOR + 1.57%	2.188	05/01/44	1,205,351
	Total Agency Adjustable Rate Mortgages (Cost $5,193,692)			5,183,696

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.4%)
4,082	Amal Ltd. (Cayman Islands)	3.465	08/21/21	4,205,809
2,649	Safina Ltd.	2.00	12/30/23	2,630,699
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $6,731,280)			6,836,508

	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,692	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,692,288)	2.637	09/15/26	1,715,411

	Agency Bonds - Sovereign (U.S. Government Guaranteed) (4.4%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,821,957
3,889	Petroleos Mexicanos (Mexico)	2.46	12/15/25	3,913,325
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $19,465,657)			20,735,282

	Agency Fixed Rate Mortgages (37.8%)
	Federal Home Loan Mortgage Corporation,
	Gold Pools:
4,901		3.00	03/01/47	4,925,391
10,954		3.50	08/01/42—06/01/45	11,366,382
7,069		4.00	12/01/41—10/01/45	7,455,911
1,124		5.00	01/01/40	1,243,948
1,226		5.50	11/01/39	1,370,079
176		6.50	03/01/29—09/01/32	194,766
345		7.50	05/01/35	402,591
225		8.00	08/01/32	265,081
230		8.50	08/01/31	277,637
	October TBA:
2,320	(a)	4.00	10/01/47	2,442,887
	Federal National Mortgage Association,
	Conventional Pools:
15,687		3.00	05/01/30—06/01/47	15,804,839
25,975		3.50	12/01/42—03/01/47	26,915,603
32,577		4.00	11/01/41—01/01/46	34,466,700
12,966		4.50	01/01/25—11/01/44	14,085,153
3,913		5.00	05/01/35—02/01/41	4,330,038
1,084		5.095	03/01/38	1,168,941
3,717		5.50	03/01/35—10/01/35	4,167,132
68		6.50	06/01/29—02/01/33	74,789
1		7.00	05/01/31	1,493
579		7.50	08/01/37	699,569
467		8.00	04/01/33	564,214
435		8.50	10/01/32	536,878
	October TBA:
12,350	(a)	3.50	10/01/47	12,709,645
4,870	(a)	3.00	10/01/32	5,004,306
1,920	(a)	4.00	10/01/47	2,021,700

1,170	(a)	4.50		10/01/47	1,256,105
	Government National Mortgage Association,
	October TBA:
2,380	(a)	3.50		10/20/47	2,473,898
	Various Pools:
8,709		3.50		08/20/45—07/20/46	9,074,104
4,846		4.00		11/20/42—07/15/44	5,134,119
780		5.00		01/20/40	845,462
80		5.125		11/20/37	85,870
791		5.25		04/20/36—09/20/39	865,610
1,285		5.375		02/20/36—08/20/40	1,407,518
2,100		6.00		03/15/26—09/20/34	2,388,676
85		6.50		04/15/19	86,269
136		7.00		03/20/26—07/20/29	159,252
952		8.00		11/15/19—08/15/31	989,072
1,025		8.50		07/15/30	1,164,282
217		9.00		11/15/17—02/15/25	226,791
164		9.50		01/15/18—12/15/20	170,392
158		10.00		10/15/17—11/15/20	165,512
	Total Agency Fixed Rate Mortgages (Cost $178,362,647)				178,988,605

	Asset-Backed Securities (7.6%)
	American Homes 4 Rent
2,993	(b)	3.678		12/17/36	3,125,484
2,752	(b)	3.732		10/17/45	2,897,839
2,544	Colony American Homes, 1 Month LIBOR + 1.15% (b)	2.384	(c)	05/17/31	2,556,053
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,715,702
2,000	Green Tree Agency Advance Funding Trust I (b)	2.38		10/15/48	1,990,440
	Invitation Homes Trust
4,105	1 Month LIBOR + 1.30% (b)	2.534	(c)	08/17/32	4,138,112
2,139	1 Month LIBOR + 1.35% (b)	2.584	(c)	06/17/32	2,155,725
	North Carolina State Education Assistance Authority
1,298	3 Month USD LIBOR + 0.80%	2.114	(c)	07/25/25	1,300,385
413	3 Month USD LIBOR + 0.90%	2.214	(c)	01/26/26	413,383
256	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	2.249	(c)	07/01/24	256,714
2,358	SBA Small Business Investment Cos.	2.245		09/10/22	2,362,520
	United States Small Business Administration
2,355		2.42		06/01/32	2,354,878
5,798		2.67		04/01/32	5,870,233
	Total Asset-Backed Securities (Cost $35,623,539)				36,137,468

	Collateralized Mortgage Obligations - Agency Collateral Series (14.2%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,024,809
2,665		2.086		03/25/19	2,675,775
3,265		2.355		07/25/22	3,279,840
10,125		2.373		05/25/22	10,208,839
4,700		2.682		10/25/22	4,785,719
5,413		2.699		05/25/18	5,426,805
5,595		2.789		01/25/22	5,725,883
3,210		3.154		02/25/18	3,215,431
4,000		3.32	(c)	02/25/23	4,197,134
3,429		3.527	(c)	10/25/23	3,638,096
5,125		3.871		04/25/21	5,419,041
	IO REMIC
5,594	6.00% - 1 Month LIBOR	4.766	(c)	11/15/43	753,502
4,689	6.05% - 1 Month LIBOR	4.816	(c)	04/15/39	388,128
	Federal National Mortgage Association
4,221		2.171	(c)	09/25/19	4,246,343
1,652		3.763		06/25/21	1,726,264
	IO

11,881	6.39% - 1 Month LIBOR	5.153	(c)	09/25/20	1,192,097
	IO REMIC
15,902		3.50		02/25/39	1,640,344
9,134	6.55% - 1 Month LIBOR	5.313	(c)	08/25/41	1,274,992
	Government National Mortgage Association,
	IO
6,817		3.50		05/20/43	1,448,104
6,825	6.05% - 1 Month LIBOR	4.816	(c)	11/16/40	1,198,353
7,036	6.00% - 1 Month LIBOR	4.866	(c)	07/16/33	348,710
861		5.00		02/16/41	192,890
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $62,570,056)				67,007,099

	Commercial Mortgage-Backed Securities (3.2%)
	Citigroup Commercial Mortgage Trust,
	IO
5,802		1.043	(c)	11/10/48	286,306
29,029		1.118	(c)	09/10/58	1,691,476
12,750		1.581	(c)	11/10/46	544,242
11,961	COMM Mortgage Trust, IO	1.487	(c)	08/10/46	488,353
32,128	Commercial Mortgage Pass-Through Certificates, IO	0.957	(c)	02/10/47	918,254
	GS Mortgage Securities Trust,
	IO
22,002		1.169	(c)	04/10/47	1,114,248
20,458		1.403	(c)	10/10/49	1,716,919
15,880		1.516	(c)	10/10/48	1,288,352
13,395		1.579	(c)	11/10/46	597,337
9,484	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.956	(c)	12/15/49	439,076
	JPMBB Commercial Mortgage Securities Trust,
	IO
32,085		1.043	(c)	01/15/47	1,275,502
7,759		1.427	(c)	11/15/45	343,805
	Wells Fargo Commercial Mortgage Trust,
	IO
13,887		1.186	(c)	12/15/49	801,257
17,314		1.80	(c)	11/15/49	1,732,230
	WFRBS Commercial Mortgage Trust,
	IO
16,486		0.655	(c)	08/15/46	355,716
17,409		1.084	(c)	03/15/46	559,879
20,700		1.658	(c)	12/15/46	1,006,386
	Total Commercial Mortgage-Backed Securities (Cost $14,802,738)				15,159,338

	Mortgages - Other (6.3%)
	Federal Home Loan Mortgage Corporation
782	1 Month USD LIBOR + 1.20%	2.437	(c)	10/25/29	791,422
5,072		3.00		09/25/45—05/25/47	5,014,832
7,355		3.50		05/25/45—05/25/47	7,476,375
303		4.00		05/25/45	310,632
	Federal National Mortgage Association
2,472	1 Month USD LIBOR + 1.30%	2.537	(c)	04/25/29—05/25/29	2,497,017
902	1 Month USD LIBOR + 2.20%	3.437	(c)	10/25/28	911,352
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,550	1 Month USD LIBOR + 1.85%	3.087	(c)	10/25/27	1,583,834
750	1 Month USD LIBOR + 2.00%	3.237	(c)	12/25/28	765,990
750	1 Month USD LIBOR + 2.20%	3.437	(c)	10/25/28	762,362
1,500	1 Month USD LIBOR + 2.75%	3.987	(c)	09/25/28	1,549,985
646	1 Month USD LIBOR + 2.80%	4.037	(c)	05/25/28	667,359
1,200	1 Month USD LIBOR + 2.90%	4.137	(c)	07/25/28	1,240,287
	New Residential Mortgage Loan Trust

3,791	(b)	3.75	(c)	11/26/35—08/25/55	3,939,213
2,154	(b)	4.00	(c)	02/25/57	2,256,917
	Total Mortgages - Other (Cost $29,455,507)				29,767,577

	Municipal Bonds (10.3%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,194,321
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,039,631
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,907,100
5,980	Los Angeles Unified School District	5.75		07/01/34	7,667,735
1,450	Metropolitan Transportation Authority	6.668		11/15/39	2,006,380
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,449,598
1,760	Municipal Electric Authority of Georgia, GA	6.637		04/01/57	2,223,619
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,737,903
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	4,239,619
3,000	New York State Dormitory Authority	5.628		03/15/39	3,790,860
2,575	State of Oregon Department of Transportation	5.834		11/15/34	3,303,365
1,580	State of Washington	5.481		08/01/39	2,002,745
	Total Municipal Bonds (Cost $38,976,359)				48,562,876

	U.S. Agency Securities (10.6%)
	Federal Home Loan Bank
5,550		0.875		10/01/18	5,526,196
5,525		1.00		09/26/19	5,468,678
5,520	Federal Home Loan Mortgage Corporation	0.875		10/12/18	5,493,139
	Private Export Funding Corp.
5,300		1.45		08/15/19	5,285,934
6,960		4.30		12/15/21	7,614,985
	Tennessee Valley Authority
6,935		5.25		09/15/39	9,113,533
8,085		7.125		05/01/30	11,744,344
	Total U.S. Agency Securities (Cost $46,216,547)				50,246,809

	U.S. Treasury Securities (4.1%)
	U.S. Treasury Notes
5,269		0.375		01/15/27	5,209,497
10,000		0.75		03/31/18	9,977,443
4,800		1.50		08/15/26	4,494,752
	Total U.S. Treasury Securities (Cost $19,643,646)				19,681,692

	Short-Term Investments (3.7%)
	U.S. Treasury Security (0.5%)
2,234	U.S. Treasury Bill (d)(e) (Cost $2,219,061)	1.191		04/26/18	2,218,979

NUMBER OF SHARES (000)
	Investment Company (3.2%)
14,960	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $14,960,253)				14,960,253
	Total Short-Term Investments (Cost $17,179,314)				17,179,232

	Total Investments (Cost $475,913,270) (g)(h)(i)			105.1%	497,201,593
	Liabilities in Excess of Other Assets			(5.1)	(24,302,079)
	Net Assets			100.0%	$472,899,514

AID	Agency for International Development.
IO	Interest Only.

LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Rate shown is the yield to maturity at September 30, 2017.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by $38,440 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,095,586 and the aggregate gross unrealized depreciation is $2,437,247, resulting in net unrealized appreciation of $20,658,339.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Depreciation
Long:
U.S. Treasury 2 yr. Note	175	Dec-17	35,000	$37,748,047	$(91,644)
U.S. Treasury Ultra Bond	111	Dec-17	11,100	18,328,875	(323,721)
U.S. Treasury 10 yr. Ultra Long Bond	38	Dec-17	3,800	5,104,469	(60,406)
U.S. Treasury 5 yr. Note	9	Dec-17	900	1,057,500	(1,867)
U.S. Treasury 30 yr. Bond	5	Dec-17	500	764,062	(9,944)
U.S. Treasury 10 yr. Note	4	Dec-17	400	501,250	(5,219)
					$(492,801)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/ Quarterly	12/7/26	$7,141	$(36,961)	$—	$(36,961)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	7,186	(174,131)	—	(174,131)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	5,858	73,909	—	73,909
						$20,185	$(137,183)	$—	$(137,183)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Summary of Investments • September 30, 2017 (unaudited)

PORTFOLIO COMPOSITION** as of 09/30/17	Percentage of Total Investments
Agency Fixed Rate Mortgages	36.0%
Collateralized Mortgage Obligations - Agency Collateral Series	13.5
U.S. Agency Securities	10.1
Municipal Bonds	9.8
Asset-Backed Securities	7.3
Mortgages - Other	6.0
Agency Bonds - Sovereign (U.S. Government Guaranteed)	4.2
U.S. Treasury Securities	4.0
Short-Term Investments	3.4
Commercial Mortgage-Backed Securities	3.0
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.4
Agency Adjustable Rate Mortgages	1.0
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
100.0%

**

Does not include open long futures contracts with an underlying face amount of $63,504,203 with total unrealized depreciation of $492,801.  Does not include open swap agreements with net unrealized depreciation of $137,183.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • September 30, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$5,183,696	$—	$5,183,696
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	6,836,508	—	6,836,508
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,715,411	—	1,715,411
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	20,735,282	—	20,735,282
Agency Fixed Rate Mortgages	—	178,988,605	—	178,988,605
Asset-Backed Securities	—	36,137,468	—	36,137,468
Collateralized Mortgage Obligations - Agency Collateral Series	—	67,007,099	—	67,007,099
Commercial Mortgage-Backed Securities	—	15,159,338	—	15,159,338
Mortgages - Other	—	29,767,577	—	29,767,577
Municipal Bonds	—	48,562,876	—	48,562,876
U.S. Agency Securities	—	50,246,809	—	50,246,809
U.S. Treasury Securities	—	19,681,692	—	19,681,692
Total Fixed Income Securities	—	480,022,361	—	480,022,361
Short-Term Investments
U.S. Treasury Security	—	2,218,979	—	2,218,979
Investment Company	14,960,253	—	—	14,960,253
Total Short-Term Investments	14,960,253	2,218,979	—	17,179,232
Interest Rate Swap Agreement	—	73,909	—	73,909
Total Assets	14,960,253	482,315,249	—	497,275,502
Liabilities:
Futures Contracts	(492,801)	—	—	(492,801)
Interest Rate Swap Agreements	—	(211,092)	—	(211,092)
Total Liabilities	(492,801)	(211,092)	—	(703,893)
Total	$14,467,452	$482,104,157	$—	$496,571,609

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017